NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Allspring Discovery Fund (formerly, NVIT	NVIT Federated High Income Bond Fund
Wells Fargo Discovery Fund)	NVIT Government Bond Fund
NVIT Amundi Multi Sector Bond Fund	NVIT Government Money Market Fund
NVIT AQR Large Cap Defensive Style Fund	NVIT International Equity Fund
NVIT BlackRock Equity Dividend Fund	NVIT International Index Fund
NVIT BNY Mellon Core Plus Bond Fund (formerly,	NVIT Jacobs Levy Large Cap Growth Fund
NVIT Core Plus Bond Fund)	NVIT Mid Cap Index Fund
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT Multi-Manager Mid Cap Value Fund
(formerly, NVIT Mellon Dynamic U.S. Core Fund)	NVIT Multi-Manager Small Cap Growth Fund
NVIT BNY Mellon Dynamic U.S. Equity Income	NVIT Multi-Manager Small Cap Value Fund
Fund (formerly, NVIT Mellon Dynamic U.S. Equity	NVIT Multi-Manager Small Company Fund
Income Fund)	NVIT Neuberger Berman Multi Cap Opportunities
NVIT BNY Mellon Sustainable U.S. Equity Fund	Fund
(formerly, NVIT Newton Sustainable U.S. Equity	NVIT NS Partners International Focused Growth
Fund)	Fund (formerly, NVIT AllianzGI International
NVIT Bond Index Fund	Growth Fund)
NVIT Columbia Overseas Value Fund	NVIT Real Estate Fund
NVIT Core Bond Fund	NVIT S&P 500 Index Fund
NVIT DoubleLine Total Return Tactical Fund	NVIT Short Term Bond Fund
NVIT Emerging Markets Fund	NVIT Small Cap Index Fund

Supplement dated August 29, 2022
to the Statement of Additional Information (“SAI”) dated May 2, 2022

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon Dynamic U.S. Core Fund) and NVIT BNY Mellon Dynamic U.S. Equity Income Fund (formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)

Effective September 15, 2022, all references to, and information regarding, Vassilis Dagioglu in the SAI are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE